Performance Management - Schwab® International Bond ETF	Oct. 19, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund is new, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index. For current performance information, once available, please see www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund is new, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus